Segment Information - Schedule of Identifiable Long-Lived Assets, Net (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Identifiable long-lived assets, net:
Total	¥ 18,574,400	¥ 955,974
IT Related Solution Services [Member]
Identifiable long-lived assets, net:
Total	654,088	955,974
Educational content service and other services [Member]
Identifiable long-lived assets, net:
Total	¥ 17,920,312